Income Tax (Details) ¥ in Millions, $ in Millions		1 Months Ended		12 Months Ended
	Jan. 01, 2022	Jan. 31, 2022	Sep. 30, 2018	Dec. 31, 2023	Jun. 30, 2023 USD ($)	Dec. 31, 2022	Jun. 30, 2022 USD ($)	Dec. 31, 2021	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019	Jun. 30, 2023 HKD ($)	Jun. 30, 2020 USD ($)
Income Tax (Details) [Line Items]
Assessable profits amount (in Dollars)												$ 2.0
Tax rate percentage					25.00%		25.00%		25.00%
Enterprise income tax years					2 years
Reduction percentage					50.00%
Subsequent year					3 years
Preferential tax rate					15.00%	15.00%		15.00%
New technology enterprise certificate effective for a period					3 years
Amount of taxable income not exceeding value (in Yuan Renminbi) | ¥										¥ 1.0
Preferential tax rate					5.00%	2.50%		2.50%		5.00%
Accrued valuation allowance (in Dollars)					$ 10,497,506		$ 8,430,810		$ 919,935				$ 227,150
PRC tax years					5 years
BaiJiaYun [Member]
Income Tax (Details) [Line Items]
Reduction percentage	50.00%
Nanjing Baijia Cloud Technology Co. Ltd [Member]
Income Tax (Details) [Line Items]
Reduction percentage					50.00%
Preferential tax rate										5.00%
Wuhan Baijia Cloud Technology Co Ltd [Member]
Income Tax (Details) [Line Items]
Preferential tax rate											15.00%
Wuhan Baijiashilian Technology Co. Ltd [Member]
Income Tax (Details) [Line Items]
Preferential tax rate										15.00%
Beijing Deran Technology Co., Ltd [Member]
Income Tax (Details) [Line Items]
Preferential tax rate								15.00%
Baijiayun Information Technology Co Ltd And Baijia Cloud Technology Co Ltd [Member]
Income Tax (Details) [Line Items]
Preferential tax rate										5.00%
Guizhou Baijiayun Haoyu Xingchen Xian Baijiayun Henan Baijiayun And Baijiayun Wfoe [Member]
Income Tax (Details) [Line Items]
Preferential tax rate								2.50%
Guizhou BaiJiaYun , Haoyu Xingchen, BaiJiaYun WFOE, Nanning Baishilian, Shanghai Baishilian, Guangxi Weifang [Member]
Income Tax (Details) [Line Items]
Preferential tax rate						2.50%
Hong Kong [Member]
Income Tax (Details) [Line Items]
Assessable profits amount (in Dollars)												$ 2.0
Withholding tax rate					5.00%
PRC [Member]
Income Tax (Details) [Line Items]
Tax rate percentage					25.00%
Research and development expenses percentage		200.00%	175.00%
Withholding tax rate					10.00%
Assessable Profits On The First HK$2 Million [Member] | Hong Kong [Member]
Income Tax (Details) [Line Items]
Tax rate percentage					8.25%
Assessable Profits In Excess of HK$2 Million [Member] | Hong Kong [Member]
Income Tax (Details) [Line Items]
Tax rate percentage					16.50%
Forecast [Member]
Income Tax (Details) [Line Items]
Preferential tax rate				5.00%
High and New Technology Enterprise [Member]
Income Tax (Details) [Line Items]
Preferential tax rate						15.00%